Acquisitions - Additional Information (Detail) $ in Thousands	Sep. 01, 2023 USD ($) Location shares	Mar. 03, 2023 USD ($)	Aug. 20, 2021 USD ($) Location shares	May 07, 2021 USD ($) Location shares	Apr. 09, 2021 USD ($) Location
TEC Distribution LLC [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location					32
Goodwill and intangibles acquired					$ 38,624
Business Combination, Consideration Transferred					105,200
Intangible assets acquired					$ 19,900
Number of years goodwill is deductible for tax purposes					15 years
Repayment of indebtedness					$ 1,497
TEC Distribution LLC [Member] | Carrier [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 21,040
Percentage of Voting Interests Acquired					20.00%
TEC Distribution LLC [Member] | Controlling Interest [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 84,160
Percentage of Voting Interests Acquired					80.00%
TEC Distribution LLC [Member] | Trade Names and Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired					$ 15,700
TEC Distribution LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired					$ 4,200
Amortization period					18 years
Makdad Industrial Supply Co Inc [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location			6
Cash consideration for business acquisition			$ 3,164
Stock issued for acquisition | shares			3,627
Fair value of equity shares issued or issuable			$ 997
Goodwill and intangibles acquired			1,041
Cash acquired			204
Intangible assets acquired			$ 596
Number of years goodwill is deductible for tax purposes			15 years
Makdad Industrial Supply Co Inc [Member] | Trade Names and Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 423
Makdad Industrial Supply Co Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 173
Amortization period			18 years
Acme Refrigeration of Baton Rouge LLC [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location				18
Cash consideration for business acquisition				$ 18,051
Stock issued for acquisition | shares				8,492
Fair value of equity shares issued or issuable				$ 2,551
Goodwill and intangibles acquired				$ 3,710
Businesss acquistion goodwill expected period of tax deduction				15 years
Cash acquired				$ 1,340
Intangible assets acquired				2,124
Purchase price less certain average revolving indebtedness				22,855
Repayment of indebtedness				3,141
Acme Refrigeration of Baton Rouge LLC [Member] | Trade Names and Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets acquired				1,508
Acme Refrigeration of Baton Rouge LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired				$ 616
Amortization period				18 years
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Cash consideration for business acquisition	$ 4,000
Stock issued for acquisition | shares	280,215
Fair value of equity shares issued or issuable	$ 101,645
Goodwill and intangibles acquired	69,098
Cash acquired	3,102
Intangible assets acquired	44,000
Annual sales	$ 180,000
Stock issued for acquisition / shares subject to a contractual restriction | shares	21,228
Gateway Supply Company, Inc. [Member] | NORTH CAROLINA [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location	1
Gateway Supply Company, Inc. [Member] | SOUTH CAROLINA [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location	15
Gateway Supply Company, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 25,400
Finite-Lived Intangible Assets, Remaining Amortization Period	18 years
Gateway Supply Company, Inc. [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 18,600
Capitol District Supply Co Inc [Member]
Business Acquisition [Line Items]
Cash consideration for business acquisition		$ 1,217
Goodwill and intangibles acquired		$ 1,055
Businesss acquistion goodwill expected period of tax deduction		15 years
Cash acquired		$ 144
Intangible assets acquired		606
Repayment of indebtedness		1,851
Annual sales		13,000
Capitol District Supply Co Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 176
Finite-Lived Intangible Assets, Remaining Amortization Period		18 years
Capitol District Supply Co Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 430